Leases	12 Months Ended
Dec. 31, 2021
Text Block [Abstract]
Leases
10. Leases
The Company’s leases are for office and laboratory space occupied by employees. Activity during 2021 and 2020 related to right-of-use
assets are shown below.

	Year Ended December 31,
($000s)	2021	2020
Depreciation periods (straight-line, in years)	3-5	3-5
Cost at the beginning of the year	$2,543	$2,081
Additions	158	417
Impact of currency translation	(10)	45

Cost at the end of the year	$2,691	$2,543

Accumulated depreciation at the beginning of the year	$1,527	$706
Depreciation	818	810
Impact of currency translation	(11)	11

Accumulated depreciation at the end of the year	2,334	1,527

Recorded value at the end of the year	$357	$1,016

Costs related to
right-of-use
assets included in the Consolidated Statements of Profit and Loss include the following:
Leases in the Consolidated Statements of Profit and Loss

	Year Ended December 31,
($000s)	2021	2020	2019
Depreciation	$818	$810	$698
Finance cost	31	63	50
Lease liabilities included in the Consolidated Statements of Financial Position and related activity in the Consolidated Statements of Profit and Loss and Consolidated Statements of Cash Flows include the following:
Leases in the Consolidated Statements of Financial Position

($000s)	2021	2020
Balance at January 1	$1,058	$1,398
Additions	158	317
Accretion of interest	31	136
Payments	(874)	(793)

Balance at December 31	373	1,058

Non-current	11	327
Current	362	731

Total lease liabilities	$373	$1,058